Organization and Significant Accounting Policies - Summary of Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 118,879	$ 1,751
Restricted Cash	4,800	0
Total cash, cash equivalents and restricted cash as shown in the statement of cash flows	$ 123,679	$ 1,751	$ 2,776